Income Taxes	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Income Taxes
Income Taxes

The provision for income taxes for the years ended December 31, consists of the following:

	2014	2013	2012
Current:
Federal	$1,397,872	$731,772	$1,487,108
State	239,772	21,902	210,840
Deferred:
Federal	(209,917)	1,372,228	345,392
State	32,889	330,098	51,660
	$1,460,616	$2,456,000	$2,095,000

A reconciliation of the federal statutory rate to the effective income tax rate for the years ended December 31, is as follows:

	2014	2013	2012

Federal statutory income tax rate	34%	34%	34%
State tax, net of federal benefit	3%	3%	2%
Tax exempt investment income	(9)%	(7)%	(7)%
Earnings from bank owned life insurance	(6)%	(2)%	(2)%
Other	—%	1%	—%
Effective tax rate expense	22%	29%	27%

The components of deferred income taxes included in other assets in the statements of condition are approximately as follows:

	2014	2013
	Asset (Liability)
Allowance for loan losses	$1,283,000	$1,191,000
Deferred compensation	295,000	282,000
Investment security charges/adjustments	2,519,000	3,267,000
Pension benefits	244,000	82,000
Purchase accounting adjustments	48,000	17,000
Unrealized losses on securities available-for-sale	—	671,000
Start up costs	183,000	140,000
Unrealized losses on securities held-to-maturity	1,412,000	1,720,000
AMT credit	—	19,000
Accrued bonus	412,000	145,000
Stock compensation	232,000	183,000
subtotal deferred tax assets	6,628,000	7,717,000
Depreciation	(762,000)	(702,000)
Mortgage related fees	(378,000)	(392,000)
Intangible amortization	(1,129,000)	(1,076,000)
Prepaid expenses	(122,000)	(129,000)
Other	(237,000)	(35,000)
Unrealized gains on securities available-for-sale	(289,000)	—
subtotal deferred tax liability	(2,917,000)	(2,334,000)
Total deferred income tax asset, net	$3,711,000	$5,383,000

Realization of deferred tax assets is dependent upon the ability to carry back deductions to prior periods when the deferred tax assets are realized and/or in generating sufficient taxable income in future periods.  Based on the Company’s history of taxable income and expected future taxable income, the Company has determined that a valuation allowance is not required.

At December 31, 2014 and 2013, the Company had no unrecognized tax benefits.  The Company does not expect the amount of unrecognized tax benefits to significantly change within the next twelve months.

At December 31, 2014 and 2013, there were no amounts accrued for interest and penalties.

The Company is subject to U.S. federal income tax as well as New York state income tax.  The Company is no longer subject to federal or state examinations for tax years prior to 2011.  The tax years of 2011-2014 remain open to federal and state examination.